Related party transactions	6 Months Ended
Jun. 30, 2022
Related party transactions
Related party transactions

15.            Related party transactions

Related party balances

The balance due to related parties is $107,426 as at June 30, 2022 (December 31, 2021 - $743,100) for the director fees. These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Key management personnel compensation

	Three months ended		Six months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2022
Salary	$473,938	$403,000	$1,311,326	$754,000
Directors fees	188,593	83,167	345,054	158,864
Stock-based compensation	1,124,391	1,322,045	2,117,372	1,882,364
	$1,786,922	$1,808,212	$3,773,752	$2,795,228